Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues
Revenues	¥ 4,259,128	$ 668,350	¥ 1,944,359	¥ 998,720
Operating cost and expenses
Cost of revenues	(554,648)	(87,036)	(240,211)	(137,812)
Sales and marketing expenses	(1,942,670)	(304,847)	(1,347,532)	(916,832)
Research and development expenses	(821,984)	(128,987)	(513,362)	(325,569)
General and administrative expenses	(1,991,123)	(312,451)	(797,008)	(132,999)
Total operating cost and expenses	(5,310,425)	(833,321)	(2,898,113)	(1,513,212)
Other operating income, net	14,977	2,350	8,849	2,573
Loss from operations	(1,036,320)	(162,621)	(944,905)	(511,919)
Investment income	24,744	3,883	9,095	9,718
Financial income, net	9,735	1,528	3,098	145
Foreign exchange gain/(loss)	(1,961)	(308)	(5,074)	1
Other expenses, net	(7,745)	(1,215)	(4,109)
Loss before income tax expense	(1,011,547)	(158,733)	(941,895)	(502,055)
Income tax expense	(59,527)	(9,341)
Net loss	(1,071,074)	(168,074)	(941,895)	(502,055)
Accretion on convertible redeemable preferred shares to redemption value	(164,065)	(25,745)	(283,981)	(232,319)
Net loss attributable to ordinary shareholders	(1,235,139)	(193,819)	(1,225,876)	(734,374)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(127,378)	(19,988)	(149,539)	25,354
Total comprehensive loss	¥ (1,198,452)	$ (188,062)	¥ (1,091,434)	¥ (476,701)
Weighted average number of ordinary shares used in computing net loss per share
— Basic and diluted	529,343,027	529,343,027	111,172,986	107,114,306
Net loss per share attributable to ordinary shareholders
— Basic and diluted | (per share)	¥ (2.33)	$ (0.37)	¥ (11.03)	¥ (6.86)
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Revenues
Revenues	¥ 4,219,026	$ 662,057	¥ 1,927,178	¥ 986,859
Others
Revenues
Revenues	¥ 40,102	$ 6,293	¥ 17,181	¥ 11,861